Income taxes (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022 USD ($)
Income taxes
Carried-forward tax losses	€ 152,234
Tax rate	25.00%	26.50%	28.00%
Deferred tax asset	€ 0
France
Income taxes
Tax losses which can be carried forward indefinitely	€ 150,967
France | Biophytis Inc
Income taxes
Tax rate	25.00%
US
Income taxes
Carried-forward tax losses	€ 1,338			$ 1,427
Tax losses which can be carried forward indefinitely	963
Amount of unused tax losses expected to be expire in 2037	188
Amount of unused tax losses expected to be expire in 2036	144
Amount of unused tax losses expected to be expire in 2035	€ 43
US | Biophytis Inc
Income taxes
Tax rate	21.00%
Brazil
Income taxes
Tax losses which can be carried forward indefinitely	€ 1
Brazil | Instituto Biophytis Do Brasil
Income taxes
Tax rate	34.00%